Cash and Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments and Cash1 [Abstract]
Schedule of cash and investments
The company's cash and investments are classified at FVTPL except for investments in associates, and other invested assets which are classified as other.

	December 31, 2018	December 31, 2017
Holding company
Cash and cash equivalents(1)	227.7	995.4
Short term investments	19.8	115.4
Bonds	503.4	380.9
Preferred stocks	4.5	2.8
Common stocks(2)	704.7	784.9
Derivatives (note 7)	75.6	11.2
	1,535.7	2,290.6
Assets pledged for short sale and derivative obligations:
Short term investments	13.7	77.8
Bonds	7.8	—
	21.5	77.8

	1,557.2	2,368.4
Short sale and derivative obligations (note 7)	(6.6)	(11.5)
	1,550.6	2,356.9

Portfolio investments
Cash and cash equivalents(1)	4,583.7	7,384.1
Short term investments	2,138.3	9,998.4
Bonds	19,256.4	9,164.1
Preferred stocks	260.1	296.8
Common stocks(2)	4,431.4	4,838.7
Investments in associates (note 6)	3,471.9	2,487.0
Derivatives (note 7)	229.8	192.6
Other invested assets(3)	333.8	62.8
	34,705.4	34,424.5
Assets pledged for short sale and derivative obligations:
Cash and cash equivalents (note 27)	3.0	16.8
Short term investments	36.8	145.7
Bonds	124.8	32.2
	164.6	194.7

Fairfax India cash, portfolio investments and associates(1)	1,905.6	1,762.5
Fairfax Africa cash, portfolio investments and associates(1)	657.3	631.5
	2,562.9	2,394.0

	37,432.9	37,013.2
Short sale and derivative obligations (note 7)	(142.9)	(114.7)
	37,290.0	36,898.5

Total investments	38,840.6	39,255.4

(1)	Includes aggregate restricted cash and cash equivalents at December 31, 2018 of $577.1 (December 31, 2017 - $835.0). See note 27 for details.

(2)	Includes aggregate investments in limited partnerships and other funds with carrying values at December 31, 2018 of $2,055.8 and $150.3 (December 31, 2017 - $1,903.7 and $90.9).

(3)	Comprised primarily of investment property.

Fairfax India and Fairfax Africa cash, portfolio investments and associates were comprised as follows:

	Fairfax India		Fairfax Africa
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Cash and cash equivalents(1)	67.7	44.0	231.9	329.7
Short term investments	—	34.3	38.7	57.2
Bonds	576.4	694.2	92.7	19.4
Common stocks	158.5	40.5	3.9	4.9
Investments in associates (note 6)	1,103.0	949.5	288.1	219.8
Derivatives and other invested assets	—	—	2.0	0.5
	1,905.6	1,762.5	657.3	631.5

(1)	Included restricted cash at December 31, 2018 of $15.6 at Fairfax India (December 31, 2017 - $15.5) and nil at Fairfax Africa (December 31, 2017 - $313.0). See note 27 for details.

Schedule of pledge assets, by nature of pledge requirement
The table that follows summarizes assets pledged to third parties by the nature of the pledge requirement (excluding assets pledged in favour of Lloyd's (note 20), for short sale and derivative obligations and for certain intercompany reinsurance arrangements). Pledged assets primarily consist of cash and cash equivalents, short term investments and bonds within portfolio investments on the consolidated balance sheet.

	December 31, 2018	December 31, 2017
Regulatory deposits	4,503.3	4,256.8
Security for reinsurance and other	1,601.1	1,449.2
	6,104.4	5,706.0

Schedule of fixed income maturity profile
The table below does not reflect the impact of $471.9 (December 31, 2017 - $1,693.8) notional amount of U.S. treasury bond forward contracts (described in note 7) that reduce the company's exposure to interest rate risk. The increase in the company's holdings of bonds due in 1 year or less and due after 1 year through 5 years was primarily due to the reinvestment of cash and short term investments into short-dated U.S. treasury bonds, high quality U.S. corporate bonds and Canadian government bonds (net purchases of $9,120.3, $2,848.7 and $928.6 respectively), partially offset by sales of U.S. state and municipal bonds (net proceeds of $1,833.0).

	December 31, 2018		December 31, 2017
	Amortized cost(1)	Fair value(1)	Amortized cost(1)	Fair value(1)
Due in 1 year or less	9,610.5	9,606.5	3,383.9	3,537.6
Due after 1 year through 5 years	9,112.7	9,174.4	3,540.7	3,720.2
Due after 5 years through 10 years	808.4	802.7	1,017.6	1,054.3
Due after 10 years	956.9	977.9	1,872.1	1,978.7
	20,488.5	20,561.5	9,814.3	10,290.8
Effective interest rate		3.5%		4.0%

(1)	Includes bonds held by the holding company, Fairfax India and Fairfax Africa.

Disclosure of fair value measurement of assets
A summary of changes in Level 3 financial assets measured at fair value on a recurring basis for the years ended December 31 follows:

	2018
	Private placement debt securities	Private company preferred shares	Limited partnerships and other	Private equity funds	Common shares	Derivatives and other invested assets	Total
Balance - January 1	1,941.1	283.2	1,598.7	170.5	202.2	177.6	4,373.3
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(78.4)	(46.0)	155.7	10.9	(24.0)	(44.5)	(26.3)
Purchases	458.7	47.7	383.1	2.6	7.5	362.1	1,261.7
Sales and distributions	(266.3)	(24.4)	(316.3)	(5.8)	(3.5)	(0.5)	(616.8)
Transfer into category	—	—	—	—	491.4	—	491.4
Unrealized foreign currency translation losses on foreign operations included in other comprehensive income	(62.2)	(4.8)	(10.5)	(8.2)	(5.6)	(18.0)	(109.3)
Balance - December 31	1,992.9	255.7	1,810.7	170.0	668.0	476.7	5,374.0

	2017
	Private placement debt securities	Private company preferred shares	Limited partnerships and other	Private equity funds	Common shares	Derivatives and other invested assets	Total
Balance - January 1	1,053.1	44.0	981.4	167.8	155.4	97.8	2,499.5
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	190.2	1.3	243.4	(5.5)	22.6	(9.9)	442.1
Purchases	430.2	268.4	221.2	—	11.1	72.3	1,003.2
Sales and distributions	(209.7)	(34.1)	(443.4)	—	(19.4)	—	(706.6)
Acquisitions of subsidiaries (note 23)	22.4	—	583.8	—	29.9	9.7	645.8
Transfer into category	384.0	—	—	—	—	7.1	391.1
Unrealized foreign currency translation gains on foreign operations included in other comprehensive income	70.9	3.6	12.3	8.2	2.6	0.6	98.2
Balance - December 31	1,941.1	283.2	1,598.7	170.5	202.2	177.6	4,373.3
The company’s use of quoted market prices (Level 1), valuation models with significant observable market information as inputs (Level 2) and valuation models with significant unobservable information as inputs (Level 3) in the valuation of securities and derivative contracts by type of issuer was as follows:

	December 31, 2018				December 31, 2017
	Total fair value asset (liability)	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value asset (liability)	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents(1)	5,114.0	5,114.0	—	—	8,770.0	8,770.0	—	—

Short term investments:
Canadian government	198.9	198.9	—	—	7.1	7.1	—	—
Canadian provincials	171.6	171.6	—	—	281.9	281.9	—	—
U.S. treasury	758.5	758.5	—	—	9,225.5	9,225.5	—	—
Other government	814.7	692.4	122.3	—	403.0	307.0	96.0	—
Corporate and other	303.6	—	303.6	—	511.3	—	466.3	45.0
	2,247.3	1,821.4	425.9	—	10,428.8	9,821.5	562.3	45.0
Bonds:
Canadian government	964.7	—	964.7	—	84.4	—	84.4	—
Canadian provincials	51.9	—	51.9	—	93.8	—	93.8	—
U.S. treasury	10,464.0	—	10,464.0	—	1,779.3	—	1,779.3	—
U.S. states and municipalities	363.2	—	363.2	—	2,452.1	—	2,452.1	—
Other government	1,593.3	—	1,593.3	—	1,799.4	—	1,799.4	—
Corporate and other	7,124.4	—	5,131.5	1,992.9	4,081.8	—	2,185.7	1,896.1
	20,561.5	—	18,568.6	1,992.9	10,290.8	—	8,394.7	1,896.1
Preferred stocks:
Canadian	168.3	—	7.8	160.5	240.7	—	11.3	229.4
U.S.	5.0	—	—	5.0	5.0	—	—	5.0
Other	91.3	1.1	—	90.2	53.9	1.5	3.6	48.8
	264.6	1.1	7.8	255.7	299.6	1.5	14.9	283.2
Common stocks:
Canadian	873.3	669.6	96.0	107.7	958.7	825.9	110.3	22.5
U.S.	1,423.8	302.0	48.6	1,073.2	1,583.3	474.8	66.9	1,041.6
Other(2)	3,001.4	1,056.7	476.9	1,467.8	3,127.0	1,713.7	506.0	907.3
	5,298.5	2,028.3	621.5	2,648.7	5,669.0	3,014.4	683.2	1,971.4

Derivatives and other invested assets	641.2	—	164.3	476.9	267.1	—	89.5	177.6

Short sale and derivative obligations	(149.5)	—	(149.3)	(0.2)	(126.2)	—	(126.2)	—

Holding company cash and investments and portfolio investments measured at fair value	33,977.6	8,964.8	19,638.8	5,374.0	35,599.1	21,607.4	9,618.4	4,373.3

	100.0%	26.4%	57.8%	15.8%	100.0%	60.7%	27.0%	12.3%

Investments in associates (note 6)(3)	5,223.1	2,344.9	36.9	2,841.3	4,629.3	2,004.3	45.3	2,579.7

(1)	Includes restricted cash and cash equivalents at December 31, 2018 of $577.1 (December 31, 2017 - $835.0). See note 27 for details.

(2)
Includes other funds invested principally in fixed income securities with a carrying value at December 31, 2018 of $150.3 (December 31, 2017 - $90.9) that are excluded when measuring the company's equity and equity-related exposure.

(3)	The carrying value of investments in associates is determined using the equity method of accounting so fair value is presented separately in the table above.

Disclosure of fair value measurement of liabilities
The company’s use of quoted market prices (Level 1), valuation models with significant observable market information as inputs (Level 2) and valuation models with significant unobservable information as inputs (Level 3) in the valuation of securities and derivative contracts by type of issuer was as follows:

	December 31, 2018				December 31, 2017
	Total fair value asset (liability)	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value asset (liability)	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents(1)	5,114.0	5,114.0	—	—	8,770.0	8,770.0	—	—

Short term investments:
Canadian government	198.9	198.9	—	—	7.1	7.1	—	—
Canadian provincials	171.6	171.6	—	—	281.9	281.9	—	—
U.S. treasury	758.5	758.5	—	—	9,225.5	9,225.5	—	—
Other government	814.7	692.4	122.3	—	403.0	307.0	96.0	—
Corporate and other	303.6	—	303.6	—	511.3	—	466.3	45.0
	2,247.3	1,821.4	425.9	—	10,428.8	9,821.5	562.3	45.0
Bonds:
Canadian government	964.7	—	964.7	—	84.4	—	84.4	—
Canadian provincials	51.9	—	51.9	—	93.8	—	93.8	—
U.S. treasury	10,464.0	—	10,464.0	—	1,779.3	—	1,779.3	—
U.S. states and municipalities	363.2	—	363.2	—	2,452.1	—	2,452.1	—
Other government	1,593.3	—	1,593.3	—	1,799.4	—	1,799.4	—
Corporate and other	7,124.4	—	5,131.5	1,992.9	4,081.8	—	2,185.7	1,896.1
	20,561.5	—	18,568.6	1,992.9	10,290.8	—	8,394.7	1,896.1
Preferred stocks:
Canadian	168.3	—	7.8	160.5	240.7	—	11.3	229.4
U.S.	5.0	—	—	5.0	5.0	—	—	5.0
Other	91.3	1.1	—	90.2	53.9	1.5	3.6	48.8
	264.6	1.1	7.8	255.7	299.6	1.5	14.9	283.2
Common stocks:
Canadian	873.3	669.6	96.0	107.7	958.7	825.9	110.3	22.5
U.S.	1,423.8	302.0	48.6	1,073.2	1,583.3	474.8	66.9	1,041.6
Other(2)	3,001.4	1,056.7	476.9	1,467.8	3,127.0	1,713.7	506.0	907.3
	5,298.5	2,028.3	621.5	2,648.7	5,669.0	3,014.4	683.2	1,971.4

Derivatives and other invested assets	641.2	—	164.3	476.9	267.1	—	89.5	177.6

Short sale and derivative obligations	(149.5)	—	(149.3)	(0.2)	(126.2)	—	(126.2)	—

Holding company cash and investments and portfolio investments measured at fair value	33,977.6	8,964.8	19,638.8	5,374.0	35,599.1	21,607.4	9,618.4	4,373.3

	100.0%	26.4%	57.8%	15.8%	100.0%	60.7%	27.0%	12.3%

Investments in associates (note 6)(3)	5,223.1	2,344.9	36.9	2,841.3	4,629.3	2,004.3	45.3	2,579.7

(1)	Includes restricted cash and cash equivalents at December 31, 2018 of $577.1 (December 31, 2017 - $835.0). See note 27 for details.

(2)
Includes other funds invested principally in fixed income securities with a carrying value at December 31, 2018 of $150.3 (December 31, 2017 - $90.9) that are excluded when measuring the company's equity and equity-related exposure.

(3)	The carrying value of investments in associates is determined using the equity method of accounting so fair value is presented separately in the table above.

Disclosure of significant unobservable inputs used in fair value measurement of assets
The table below presents details of the valuation techniques and unobservable inputs used in estimating fair values for the company's significant Level 3 financial assets:

Asset class	Carrying value at December 31, 2018	Valuation technique	Significant unobservable input	Input range used		Effect on estimated fair value if input value is increased(a)
				Low	High
Limited partnerships and other(b)(1)	1,810.7	Net asset value	Net asset value / Price	N/A	N/A	Increase
Private placement debt securities(c)(2)	1,298.9	Discounted cash flow	Credit spread	2.6%	18.5%	Decrease
Private placement debt securities(c)(3)	504.7	Net asset valuation of secured loans	Recoverability of assets	60.0%	100.0%	Increase
Common shares(b)(4)	439.1	Quoted price net of discount	Discount for lack of marketability	11.6%	11.6%	Decrease
Common shares(b)(5)	77.1	Market comparable	Book value multiple	1.3	1.3	Increase
Private company preferred shares(d)(6)	148.9	Discounted cash flow	Credit spread	5.1%	5.7%	Decrease
Investment property(e)	123.2	Market approach	Recent transaction price	N/A	N/A	Increase
Private equity funds(b)(1)	98.8	Net asset value	Net asset value / Price	N/A	N/A	Increase
Private equity funds(b)(5)	71.2	Market comparable	Price/Earnings multiple	10.0	10.0	Increase
Warrants(e)(7)	77.3	Option pricing model	Equity volatility	26.4%	42.6%	Increase
CPI-linked derivatives(e)(8)	24.9	Option pricing model	Inflation volatility	0.0%	4.4%	Increase
Warrant forwards(e)(9)	23.0	Forward pricing model	Probability of exercise	100%	100%	Increase

(a)	Decreasing the input value would have the opposite effect on the estimated fair value.

(b)	Included within holding company cash and investments or common stocks on the consolidated balance sheet.

(c)	Included within holding company cash and investments or bonds on the consolidated balance sheet.

(d)	Included within preferred stocks on the consolidated balance sheet.

(e)	Included within holding company cash and investments or derivatives and other invested assets on the consolidated balance sheet.

(1)
Valued primarily based on net asset value statements provided by third party fund managers and general partners. The fair values in those statements are determined using quoted prices of the underlying assets, and to a lesser extent, observable inputs where available and unobservable inputs, in conjunction with industry accepted valuation models, where required. In some instances, such investments are classified as Level 3 if they require at least three months' notice to liquidate or redeem. Reasonably possible alternative assumptions have not been applied to the estimated fair value of these investments due to their diverse nature and resulting dispersion of prices. At December 31, 2018 limited partnerships and other consisted of 50 investments, the largest being $442.7.

(2)
Valued using industry accepted discounted cash flow models that incorporate market unobservable credit spreads of the issuers. At December 31, 2018 this asset class consisted of 12 investments, the largest being $512.4. By increasing (decreasing) the credit spreads within a reasonably possible range, the fair value of these private placement debt securities would decrease by $36.4 (increase by $36.1).

(3)	At December 31, 2018 this asset class consisted of 3 investments, the largest being $253.0.

(4)
A discount for lack of marketability is applied to the quoted price of common shares that the company is restricted from selling for a specified period, and is determined using an industry accepted option pricing model that incorporates market unobservable long-dated equity volatilities. A higher (lower) equity volatility generally results in a higher (lower) option value and a lower (higher) fair value of the common shares.

(5)
Fair values are determined by reference to various valuation measures for comparable companies and transactions, including relevant valuation multiples. In some instances, such investments are classified as Level 3 because the valuation multiples applied by the company were adjusted for differences in attributes between the investment and the underlying companies or transactions from which the valuation multiples were derived.

(6)	Valued using industry accepted discounted cash flow models that incorporate market unobservable credit spreads of the preferred shares.

(7)
Valued using industry accepted option pricing models that incorporate market unobservable long-dated equity volatilities. A higher equity volatility generally results in a higher fair value due to the higher probability of obtaining a greater return from the warrant.

(8)	Valued based on broker-dealer quotes which utilize market observable inputs except for inflation volatility which is market unobservable.

(9)	The company estimated the probability of exercise at December 31, 2018 to be 100%, so a decrease in the probability of exercise would decrease the estimated fair value of the warrant forwards.

Disclosure of investment income
An analysis of investment income for the years ended December 31 follows:
Interest and dividends and share of profit of associates

	2018	2017
Interest income:
Cash and short term investments	158.1	117.5
Bonds	555.0	441.9
Derivatives and other invested assets	30.8	(44.8)
	743.9	514.6
Dividends:
Preferred stocks	11.0	2.1
Common stocks	70.5	71.1
	81.5	73.2

Investment expenses	(41.9)	(28.8)

Interest and dividends	783.5	559.0

Share of profit of associates(1)	221.1	200.5

(1)	Includes impairment charges on investments in associates of $57.3 during 2018 (2017 - $46.6). See note 6 for details.

Disclosure of net gains (losses) on investments
Net gains (losses) on investments

	2018						2017
	Net realized gains (losses)		Net change in unrealized gains (losses)		Net gains (losses) on investments		Net realized gains (losses)		Net change in unrealized gains (losses)		Net gains (losses) on investments
Bonds	126.2		(335.9)		(209.7)		445.7		(167.7)		278.0
Preferred stocks	(21.9)		(10.7)		(32.6)		0.2		(0.5)		(0.3)
Common stocks	196.4		(581.1)		(384.7)		126.5	(6)	585.7	(6)	712.2
	300.7		(927.7)		(627.0)		572.4		417.5		989.9

Derivatives:
Common stock and equity index short positions	(46.8)	(1)	8.6		(38.2)		(485.6)	(1)	67.7		(417.9)
Common stock and equity index long positions	(37.2)	(1)	(49.1)		(86.3)		21.6	(1)	(2.0)		19.6
Equity warrant forward contracts	75.4	(2)	38.5	(2)	113.9		—		—		—
Equity warrants and call options	(15.1)		(54.8)		(69.9)		22.9		15.4		38.3
CPI-linked derivatives	—		(6.7)		(6.7)		—		(71.0)		(71.0)
U.S. treasury bond forwards	49.6		(2.9)		46.7		(174.5)		21.3		(153.2)
Other	0.1		19.8	(2)	19.9		(8.4)		8.1		(0.3)
	26.0		(46.6)		(20.6)		(624.0)		39.5		(584.5)

Foreign currency net gains (losses) on:
Investing activities	(43.1)		(128.2)		(171.3)	(3)	0.8		88.0		88.8	(3)
Underwriting activities	31.6		—		31.6		(74.9)		—		(74.9)
Foreign currency contracts	(21.5)		29.4		7.9		(21.0)		9.9		(11.1)
	(33.0)		(98.8)		(131.8)		(95.1)		97.9		2.8

Gain on deconsolidation of subsidiary and disposition of associates	1,028.8	(4)(5)	—		1,028.8		999.9	(7)(8)	—		999.9

Other	(0.1)		3.6		3.5		2.1		57.3		59.4

Net gains (losses) on investments	1,322.4		(1,069.5)		252.9		855.3		612.2		1,467.5

(1)
Amounts recorded in net realized gains (losses) include net gains (losses) on total return swaps where the counterparties are required to cash-settle monthly or quarterly the market value movement since the previous reset date notwithstanding that the total return swap positions remain open subsequent to the cash settlement.

(2)	Includes the Seaspan forward contracts described in note 6.

(3)
Foreign currency net losses on investing activities during 2018 primarily reflected strengthening of the U.S. dollar relative to the Indian rupee and the euro. Foreign currency net gains on investing activities during 2017 primarily reflected strengthening of the euro, Canadian dollar and British pound sterling relative to the U.S. dollar.

(4)
During 2018 Thomas Cook India entered into a strategic agreement with the founder of Quess that resulted in Quess becoming an associate of Thomas Cook India whereas it was previously a consolidated subsidiary. Accordingly, the company re-measured the carrying value of Quess to its fair value of $1,109.5, recognized a non-cash gain of $889.9 and commenced applying the equity method of accounting.

(5)
During 2018 the company sold its equity accounted investments in Arbor Memorial Services Inc. and an insurance brokerage for net proceeds of $179.2 (Cdn $235.4) and $58.8 (Cdn$76.3) and recorded net realized gains of $111.8 and $17.6 (Cdn$22.7) respectively. See note 6 for details.

(6)
During 2017 the company increased its equity interest and potential voting interest in EXCO Resources, Inc. ("EXCO") to 15.8% and 21.8% respectively and commenced applying the equity method of accounting, resulting in unrealized losses of $121.6 on EXCO being reclassified to realized losses with a net impact of nil in the consolidated statement of earnings.

(7)
During 2017 the company sold a 24.3% equity interest in ICICI Lombard for net proceeds of $908.5 and recorded a net realized gain of $595.6. The company's remaining 9.9% equity interest in ICICI Lombard was reclassified to common stock at FVTPL and re-measured to fair value for a net realized gain of $334.5.

(8)
During 2017 the company acquired control of Grivalia Properties by increasing its equity interest to 52.7% and commenced consolidating Grivalia Properties in the Other reporting segment. Accordingly, the company re-measured its equity accounted carrying value of Grivalia Properties to fair value and recorded a net realized gain of $51.3.